LEASE LIABILITIES - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE LIABILITIES
Balance at beginning of year	$ 142.3	$ 114.2
Lease obligations financing right-of-use assets	50.9	67.5
Repayments	(39.4)	(39.4)
Balance at end of year	153.8	142.3
Less current portion	(35.0)	(32.0)
Lease liabilities	$ 118.8	$ 110.3